Share Capital (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share Capital [Abstract]
Schedule of outstanding warrants to purchase common shares
Date issued	Contractual life (years)	Exercise price	Number outstanding	Expiration
August 2017	5	$42.00	37,500	August 11, 2022
August 2017	5	$42.00	11,876	August 16, 2022
August 2017	5	$42.00	25,625	August 22, 2022
April 2018	5	$5.60	111,563	April 17, 2023
March 2020	3	$0.60	31,000	March 23, 2023
April 2020	5	$0.92	579,500	April 30, 2025
May 2021	5	$1.375	224,000	May 27, 2026
July 2021	3	$4.00	2,000,000	*
August 2021	3	$6.50	2,595,488	August 25, 2024
August 2021	3	$7.50	2,595,488	August 25, 2024
September 2021	5	$9.50	11,299,999	September 8, 2026
			19,512,039

*        These warrants require shareholder approval to exercise, which has not occurred as of September 30, 2021, and expire on the third anniversary of the initial exercise date.

Date issued	Contractual life (years)	Exercise price per share	Number outstanding		Expiration
March 2016	5	$500.00	150		March 4, 2021
August 2017	5	$42.00	37,500		August 11, 2022
August 2017	5	$42.00	11,876		August 16, 2022
August 2017	5	$42.00	25,625		August 22, 2022
April 2018	5	$5.60	111,563		April 17, 2023
March 2020	3	$0.60	905,820		March 23, 2023
April 2020	5	$0.92	1,694,000		April 30, 2025
			2,786,534	(1)